Property and Equipment Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 133,560	$ 127,614
Less: Accumulated depreciation	(77,521)	(72,538)
Property and equipment, net of accumulated depreciation	56,039	55,076
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	18,210	18,210
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25,279	24,992
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,721	7,178
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,713	51,554
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,918	25,387
Construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,719	$ 293